Capital Management - Summary of Regulatory Capital and Leverage Position (Parenthetical) (Detail) - CAD ($)	Jan. 31, 2019	Oct. 31, 2018
Disclosure of regulatory capital and capital ratios [line items]
Common Equity Tier 1 Capital percentage	11.10%	11.10%
Tier 1 percentage	12.50%	12.50%
Common Equity Tier 1 Capital Basel I floor adjustment	$ 0	$ 0
Tier 1 Capital Basel I floor adjustment	0	0
Regulatory capital Basel I floor adjustment	$ 0	$ 0
Credit valuation adjustment [member]
Disclosure of regulatory capital and capital ratios [line items]
Common Equity Tier 1 Capital percentage		0.80%
Tier 1 percentage		0.83%
Risk-weighted assets total capital percentage		0.86%